SUPPLEMENT NO. 1, DATED MAY 19, 2004
               TO TIAA-CREF INSTITUTIONAL MUTUAL FUNDS PROSPECTUS
                           RETIREMENT CLASS - 9 FUNDS
                             DATED FEBRUARY 1, 2004


THE DISTRIBUTION PLAN FOR THE RETIREMENT CLASS SHARES OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (THE "FUNDS") ADOPTED PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "12B-1 PLAN"), LAPSED AS OF OCTOBER 1, 2003. ACCORDINGLY, THE FOLLOWING REPLACES THE ANNUAL FUND OPERATING EXPENSES TABLE IN THE FEBRUARY 1, 2004 PROSPECTUS FOR THE FUNDS:

                                RETIREMENT CLASS
           ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


-----------------------------------------------------------------------------------------------------------------------
                                                                            Total                        Net
                                                                            Annual                       Annual
                                Manage-        Distribution                 Fund          Expense        Fund
                                ment           (12b-1)       Other          Operating     Reim-          Operating
                                Fees           Fees          Expenses(1)    Expenses      bursement(2)   Expenses
-----------------------------------------------------------------------------------------------------------------------
Growth & Income Fund            0.08%          0.00%         0.36%          0.44%         --             0.44%

International Equity Fund       0.09%          0.00%         0.48%          0.57%         0.02%          0.55%

Large-Cap Value Fund            0.08%          0.00%         0.42%          0.50%         0.02%          0.48%

Mid-Cap Growth Fund             0.08%          0.00%         0.61%          0.69%         0.21%          0.48%

Mid-Cap Value Fund              0.08%          0.00%         0.53%          0.61%         0.13%          0.48%

Small-Cap Equity Fund           0.08%          0.00%         0.83%          0.91%         0.43%          0.48%

S&P 500 Index Fund              0.04%          0.00%         0.43%          0.47%         0.03%          0.44%

Social Choice Equity Fund       0.04%          0.00%         0.40%          0.44%         --             0.44%

Real Estate Securities Fund     0.09%          0.00%         0.38%          0.47%         --             0.47%

(1) The figures shown for Other Expenses (which do not include 12b-1 or investment management fees) are based on the Funds' annual operating expenses as of September 30, 2003.

(2) To limit the Funds' expenses during its initial period of operations, Advisors has agreed to reimburse the Funds for such Other Expenses (which do not include investment management or 12b-1 fees) that would cause the Net Annual Fund Operating Expenses to exceed the following percentages:
     0.55% for the International Equity Fund, 0.49% for the Real Estate Securities Fund, 0.48% for the Growth & Income, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, and Small-Cap Equity Funds, 0.44% for the S&P 500 Index and the Social Choice Equity Funds.


IN ADDITION, THE SECOND PARAGRAPH UNDER THE HEADING "OTHER SERVICES" IN THE "MANAGEMENT OF THE FUNDS" SECTION OF THE PROSPECTUS IS HEREBY DELETED.

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